Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Argentina: 0.5%
1,665	(1)	MercadoLibre, Inc.	$ 2,611,886	0.5

		Australia: 1.5%
16,282		Cochlear Ltd.	2,945,714	0.5
251,899		Goodman Group	4,189,613	0.7
57,269		Seek Ltd.	1,238,836	0.2
70,456	(1)	Sydney Airport - Stapled Security	405,415	0.1
			8,779,578	1.5

		Austria: 0.3%
30,548		Andritz AG	1,681,828	0.3

		Belgium: 1.6%
14,200		D'ieteren Group	2,275,962	0.4
49,250		KBC Group NV	3,965,759	0.7
22,356		Solvay S.A.	2,985,800	0.5
			9,227,521	1.6

		Brazil: 1.4%
182,236		Localiza Rent a Car SA	2,178,819	0.4
209,100		Raia Drogasil SA	1,015,339	0.2
35,840	(1)	StoneCo Ltd.	2,108,826	0.4
62,418	(1)	XP, Inc.	2,562,883	0.4
			7,865,867	1.4

		Canada: 4.7%
18,656		Barrick Gold Corp.	406,137	0.1
38,661		Brookfield Asset Management, Inc.	2,087,062	0.4
3,075		Constellation Software, Inc./Canada	4,925,595	0.9
155,000		Lundin Mining Corp.	1,412,592	0.2
37,901		Magna International, Inc.	3,177,657	0.6
76,700		Methanex Corp.	2,584,537	0.4
21,428		Ritchie Bros Auctioneers, Inc.	1,279,222	0.2
3,074	(1)	Shopify, Inc.	4,610,785	0.8
164,016		Suncor Energy, Inc.	3,228,785	0.6
43,631		Toronto-Dominion Bank	2,900,923	0.5
			26,613,295	4.7

		China: 5.5%
36,412	(1)	Alibaba Group Holding Ltd. BABA ADR	7,107,258	1.3
4,802	(1)	Baidu, Inc. ADR	787,576	0.1
1,144,000		China Longyuan Power Group Corp. Ltd. - H Shares	2,142,332	0.4
162,000		China Merchants Bank Co., Ltd. - H Shares	1,232,425	0.2
21,000		China Tourism Group Duty Free Corp. Ltd. - A Shares	785,436	0.1
100,384		ENN Energy Holdings Ltd.	2,094,844	0.4
23,819	(2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	462,576	0.1
23,853	(1)	Huazhu Group Ltd. ADR	1,072,908	0.2
26,000		Li Ning Co. Ltd.	274,594	0.0
104,618	(1),(2)	Meituan Class B	2,894,929	0.5
119,500		Ping An Insurance Group Co. of China Ltd. - H Shares	1,045,726	0.2
81,600		Proya Cosmetics Co. Ltd. - A Shares	2,040,484	0.4
156,500		Shandong Sinocera Functional Material Co. Ltd. - A Shares	1,137,462	0.2
52,799		Tencent Holdings Ltd.	3,184,210	0.6
23,331	(1)	Trip.com Group Ltd. ADR	604,973	0.1
112,000		Tsingtao Brewery Co., Ltd. - H Shares	885,220	0.1
967,000		Weichai Power Co. Ltd. - H Shares	2,119,455	0.4
40,426	(1),(2)	Wuxi Biologics Cayman, Inc.	617,477	0.1
98,670		Yifeng Pharmacy Chain Co. Ltd. - A Shares	746,645	0.1
			31,236,530	5.5

		Colombia: 0.4%
187,200		Bancolombia SA	1,308,179	0.3
24,700		BanColombia SA ADR	702,715	0.1
			2,010,894	0.4

		Denmark: 0.6%
7,166	(1)	Ascendis Pharma A/S ADR	846,950	0.1
5,248		DSV PANALPINA A/S	1,279,278	0.2
2,840	(1)	Genmab A/S	1,283,621	0.3
			3,409,849	0.6

		Finland: 0.5%
29,219		Kone Oyj	2,420,120	0.4
17,020		Valmet OYJ	710,297	0.1
			3,130,417	0.5

		France: 8.0%
107,595		AXA S.A.	2,786,402	0.5
66,867		BNP Paribas	4,077,509	0.7
75,927		Bureau Veritas SA	2,507,404	0.4
11,292		Cie de Saint-Gobain	807,136	0.1
17,998		Cie Generale des Etablissements Michelin SCA	2,939,848	0.5
42,027		Edenred	2,441,607	0.4
1,975		Hermes International	3,019,345	0.5
43,726		IPSOS	2,031,440	0.4
2,179		Kering SA	1,954,873	0.4
5,042		L'Oreal S.A.	2,306,691	0.4
2,682		LVMH Moet Hennessy Louis Vuitton SE	2,147,396	0.4
45,500		Publicis Groupe	2,872,454	0.5
12,384		Remy Cointreau SA	2,720,416	0.5
24,257		Safran S.A.	3,174,630	0.6
11,125		Schneider Electric SE	1,863,315	0.3
21,062	(1)	UbiSoft Entertainment	1,335,205	0.2
26,368		Vinci SA	2,791,709	0.5
44,645	(1),(2)	Worldline SA/France	4,178,791	0.7
			45,956,171	8.0

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: 7.1%
7,248		Adidas AG	$ 2,630,696	0.5
20,283	(1),(2)	Auto1 Group SE	992,748	0.2
30,740		BASF SE	2,415,512	0.4
15,799		Bechtle AG	3,262,233	0.6
230,948	(1)	Commerzbank AG	1,487,297	0.3
130,574		Deutsche Telekom AG	2,709,964	0.5
41,200		Fresenius SE & Co. KGaA	2,165,478	0.4
15,712		Hannover Rueck SE	2,640,937	0.5
23,600		HeidelbergCement AG	2,091,386	0.4
36,145		LANXESS AG	2,617,757	0.4
9,549		Muenchener Rueckversicherungs-Gesellschaft AG	2,576,560	0.4
16,147		Nemetschek SE	1,424,943	0.2
1,669		Rational AG	1,817,419	0.3
26,450		Siemens AG	4,127,090	0.7
68,615	(1),(2)	Zalando SE	7,624,002	1.3
			40,584,022	7.1

		Greece: 0.1%
51,500		Jumbo SA	818,180	0.1

		Hong Kong: 2.0%
378,600		AIA Group Ltd.	4,530,239	0.8
28,800		Hong Kong Exchanges and Clearing Ltd.	1,840,599	0.3
269,133		Techtronic Industries Co., Ltd.	4,799,259	0.9
			11,170,097	2.0

		India: 1.9%
54,240		HDFC Bank Ltd.	1,043,805	0.2
24,537		Housing Development Finance Corp.	807,749	0.1
291,480		ICICI Bank Ltd.	2,681,144	0.5
138,852		Infosys Ltd. ADR	3,071,407	0.5
20,244	(1)	MakeMyTrip Ltd.	576,144	0.1
97,603		Reliance Industries Ltd.	2,675,502	0.5
			10,855,751	1.9

		Ireland: 0.9%
1,113,428	(1)	Greencore Group PLC	2,017,680	0.3
18,457	(1)	Ryanair Holdings PLC ADR	2,012,551	0.4
17,413		Smurfit Kappa PLC	982,341	0.2
			5,012,572	0.9

		Italy: 0.8%
19,866		Ferrari NV	4,329,572	0.8

		Japan: 15.7%
52,400		Asahi Group Holdings, Ltd.	2,357,713	0.4
22,400		Bandai Namco Holdings, Inc.	1,449,373	0.3
132,000		Brother Industries Ltd.	2,686,323	0.5
210,000		Daicel Corp.	1,744,081	0.3
56,600		Dai-ichi Life Holdings, Inc.	1,041,725	0.2
18,440		Daikin Industries Ltd.	3,850,876	0.7
24,600		Daito Trust Construction Co., Ltd.	2,890,252	0.5
30,300		Denso Corp.	2,081,645	0.4
33,200		East Japan Railway Co.	2,211,863	0.4
12,700		Eisai Co., Ltd.	1,044,611	0.2
700		Fast Retailing Co., Ltd.	474,742	0.1
101,200		Honda Motor Co., Ltd.	3,250,329	0.6
11,300		Hoya Corp.	1,595,217	0.3
46,300		Kakaku.com, Inc.	1,263,489	0.2
21,500		Kao Corp.	1,294,544	0.2
69,200		KDDI Corp.	2,116,385	0.4
12,606		Keyence Corp.	7,021,580	1.2
326,500		Marubeni Corp.	2,778,976	0.5
334,000		Mitsubishi UFJ Financial Group, Inc.	1,764,416	0.3
30,400		Murata Manufacturing Co., Ltd.	2,522,766	0.4
23,700		Nidec Corp.	2,660,171	0.5
141,000		Olympus Corp.	2,901,688	0.5
9,900		Oriental Land Co., Ltd.	1,356,304	0.2
26,800		Pigeon Corp.	771,658	0.1
102,905		Recruit Holdings Co. Ltd.	5,333,633	0.9
10,400		Shimano, Inc.	2,662,183	0.5
42,100		Shiseido Co., Ltd.	2,813,784	0.5
6,100		SMC Corp.	3,626,291	0.6
30,700		SoftBank Group Corp.	1,930,590	0.3
70,400		Sony Group Corp.	7,354,441	1.3
13,000		Sugi Holdings Co., Ltd.	959,355	0.2
80,900		Sumitomo Mitsui Trust Holdings, Inc.	2,655,612	0.5
33,300		Suzuki Motor Corp.	1,354,827	0.2
30,987		Sysmex Corp.	3,687,163	0.6
111,100		T&D Holdings, Inc.	1,421,497	0.2
10,019		Tokio Marine Holdings, Inc.	477,516	0.1
1,400		Tokyo Electron Ltd.	577,396	0.1
41,200		Unicharm Corp.	1,653,658	0.3
			89,638,673	15.7

		Netherlands: 4.1%
466	(1),(2)	Adyen NV	1,262,888	0.2
25,627	(1)	AerCap Holdings NV	1,358,231	0.3
4,199	(1)	Argenx SE ADR	1,278,302	0.2
11,644		ASML Holding NV	8,900,523	1.6
10,976		IMCD NV	1,901,732	0.3
66,840		Koninklijke Philips NV	3,081,969	0.5
9,354		Prosus NV	834,552	0.2
223,280		Royal Dutch Shell PLC - Class A	4,535,576	0.8
2,745		Royal Dutch Shell PLC - Class A	55,177	0.0
			23,208,950	4.1

		New Zealand: 0.4%
23,488	(1)	Xero Ltd.	2,436,928	0.4

		Norway: 2.2%
153,899	(1)	DNB Bank ASA	3,153,843	0.6
109,651		Equinor ASA	2,135,913	0.4
191,365	(1)	SpareBank 1 SR-Bank ASA	2,505,114	0.4
116,876		Sparebanken Vest	1,153,951	0.2
65,347		Yara International ASA	3,444,215	0.6
			12,393,036	2.2

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Portugal: 0.4%
115,233		Jeronimo Martins SGPS SA	$ 2,347,746	0.4

		Russia: 0.3%
116,200		Sberbank PAO ADR	1,932,406	0.3

		Singapore: 1.1%
7,284	(1)	Sea Ltd. ADR	2,011,550	0.3
230,138		United Overseas Bank Ltd.	4,449,393	0.8
			6,460,943	1.1

		South Africa: 0.3%
8,794		Naspers Ltd.	1,697,069	0.3

		South Korea: 4.6%
22,072	(1),(3)	Coupang, Inc.	801,655	0.1
10,400		Hyundai Mobis Co. Ltd.	2,416,285	0.4
48,721		Kia Corp.	3,558,127	0.6
28,800		KT&G Corp.	2,061,787	0.4
20,200		LG Electronics, Inc.	2,766,979	0.5
191,100		LG Uplus Corp.	2,420,090	0.4
112,596		Samsung Electronics Co., Ltd. 005930	7,694,404	1.4
55,100		Shinhan Financial Group Co., Ltd.	1,867,514	0.3
26,500		SK Hynix, Inc.	2,594,254	0.5
			26,181,095	4.6

		Spain: 2.2%
83,103	(2)	Cellnex Telecom SA	5,419,716	1.0
364,486		Iberdrola S.A. - IBEE	4,386,632	0.8
73,923		Industria de Diseno Textil SA	2,507,210	0.4
			12,313,558	2.2

		Sweden: 4.3%
15,828		Atlas Copco AB - A Shares	1,071,952	0.2
58,058		Atlas Copco AB - B Shares	3,301,082	0.6
100,124	(1)	Duni AB	1,318,952	0.2
90,413		Epiroc AB	1,816,998	0.3
124,961		Investor AB	3,094,599	0.5
65,113		Loomis AB	2,183,695	0.4
347,286		Nibe Industrier AB	4,150,064	0.7
98,300		SKF AB - B Shares	2,615,434	0.5
10,176	(1)	Spotify Technology SA	2,326,946	0.4
234,071		Svenska Handelsbanken AB	2,637,819	0.5
			24,517,541	4.3

		Switzerland: 3.0%
27,071		Cie Financiere Richemont SA	3,464,255	0.6
2,420		Lonza Group AG	1,884,275	0.3
36,124		Nestle SA	4,574,371	0.8
28,068		Novartis AG	2,595,684	0.5
121		Partners Group	206,712	0.0
11,891		Roche Holding AG	4,593,638	0.8
			17,318,935	3.0

		Taiwan: 2.5%
326,000		Catcher Technology Co., Ltd.	2,161,027	0.4
37,785		MediaTek, Inc.	1,235,488	0.2
314,331		Taiwan Semiconductor Manufacturing Co., Ltd.	6,569,361	1.2
36,113		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,212,220	0.7
			14,178,096	2.5

		Thailand: 0.7%
448,970		Kasikornbank PCL - Foreign	1,397,177	0.3
59,300		Kasikornbank PCL - NVDR	185,704	0.0
532,500		Siam Commercial Bank PCL - Foreign	1,515,384	0.3
306,000		Tisco Financial Group PCL	819,086	0.1
			3,917,351	0.7

		United Kingdom: 14.0%
170,800		Amcor PLC	1,974,448	0.3
98,663		Anglo American PLC	4,372,177	0.8
105,000		Antofagasta PLC	2,180,154	0.4
27,595	(1)	ASOS PLC	1,459,147	0.3
42,192		AstraZeneca PLC	4,848,308	0.8
331,167	(1),(2)	Auto Trader Group PLC	3,000,442	0.5
472,885	(1)	Babcock International Group	1,680,708	0.3
81,324		Bellway PLC	3,713,061	0.7
16,183		Berkeley Group Holdings PLC	1,089,575	0.2
54,935		Bunzl PLC	2,035,202	0.4
45,782		Burberry Group PLC	1,313,196	0.2
1,865,100	(1)	Cineworld Group PLC	1,645,201	0.3
44,800		Coca-Cola Europacific Partners PLC	2,780,288	0.5
42,516		CRH PLC - London	2,126,527	0.4
70,957		Diageo PLC	3,518,514	0.6
13,310		Games Workshop Group PLC	2,103,565	0.4
107,155		Hargreaves Lansdown PLC	2,430,372	0.4
92,159		HomeServe PLC	1,197,752	0.2
190,630		Inchcape PLC	2,251,686	0.4
105,212		Intermediate Capital Group PLC	3,170,638	0.6
25,408		Intertek Group PLC	1,820,390	0.3
177,730	(1)	John Wood Group PLC	538,378	0.1
39,884		Johnson Matthey PLC	1,648,586	0.3
8,105		Linde PLC	2,485,360	0.4
7,214		London Stock Exchange Group PLC	752,217	0.1
141,898		Mondi PLC	3,933,970	0.7
26,500	(1)	Next PLC	2,902,923	0.5
132,427		Prudential PLC	2,486,840	0.4
307,646		Rightmove PLC	3,000,936	0.5
46,617		Rio Tinto PLC	3,959,689	0.7
110,861		Segro PLC	1,874,032	0.3
1,499,603		Taylor Wimpey PLC	3,428,513	0.6
269,607	(1),(2)	Trainline PLC	1,268,175	0.2
42,193	(1)	Weir Group PLC	1,016,033	0.2
			80,007,003	14.0

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: 3.1%
2,046	(1),(4)	Didi Global, Inc., Lockup Shares	$ 80,158	0.0
3,714	(1)	Illumina, Inc.	1,841,215	0.3
17,400	(1)	Jazz Pharmaceuticals PLC	2,949,648	0.5
4,770	(1)	Mettler Toledo International, Inc.	7,029,597	1.2
51,166		Popular, Inc.	3,722,838	0.7
16,033		TE Connectivity Ltd.	2,364,387	0.4
			17,987,843	3.1

		Total Common Stock
		(Cost $446,078,762)	551,831,203	96.7

EXCHANGE-TRADED FUNDS: 0.1%
15,495		iShares MSCI ACWI ex US ETF	876,397	0.1

		Total Exchange-Traded Funds
		(Cost $892,667)	876,397	0.1

PREFERRED STOCK: 0.9%
		Germany: 0.9%
8,369		Sartorius AG	5,062,533	0.9

		Total Preferred Stock
		(Cost $1,759,579)	5,062,533	0.9

		Total Long-Term Investments
		(Cost $448,731,008)	557,770,133	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
		Repurchase Agreements: 0.2%
840,347	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 07/30/21, 0.05%, due 08/02/21 (Repurchase Amount $840,350, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.250%-7.500%, Market Value plus accrued interest $857,154, due 04/15/24-04/01/53)
		(Cost $840,347)	840,347	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
6,512,640	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $6,512,640)	$ 6,512,640	1.1

	Total Short-Term Investments
	(Cost $7,352,987)	7,352,987	1.3

	Total Investments in Securities (Cost $456,083,995)	$ 565,123,120	99.0
	Assets in Excess of Other Liabilities	5,624,167	1.0
	Net Assets	$ 570,747,287	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of July 31, 2021, the Fund held restricted securities with a fair value of $80,158 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2021.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.7%
Financials	14.9
Industrials	14.5
Information Technology	13.7
Health Care	9.2
Materials	7.8
Communication Services	6.9
Consumer Staples	6.5
Energy	2.3
Real Estate	1.6
Utilities	1.5
Exchange-Traded Funds	0.1
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the assets and liabilities:

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$2,611,886	$–	$–	$2,611,886
Australia	–	8,779,578	–	8,779,578
Austria	–	1,681,828	–	1,681,828
Belgium	–	9,227,521	–	9,227,521
Brazil	7,865,867	–	–	7,865,867
Canada	26,613,295	–	–	26,613,295
China	9,572,715	21,663,815	–	31,236,530
Colombia	2,010,894	–	–	2,010,894
Denmark	846,950	2,562,899	–	3,409,849
Finland	–	3,130,417	–	3,130,417
France	–	45,956,171	–	45,956,171
Germany	992,748	39,591,274	–	40,584,022
Greece	–	818,180	–	818,180
Hong Kong	–	11,170,097	–	11,170,097
India	3,647,551	7,208,200	–	10,855,751
Ireland	2,012,551	3,000,021	–	5,012,572
Italy	–	4,329,572	–	4,329,572
Japan	–	89,638,673	–	89,638,673
Netherlands	2,636,533	20,572,417	–	23,208,950
New Zealand	–	2,436,928	–	2,436,928
Norway	3,153,843	9,239,193	–	12,393,036
Portugal	2,347,746	–	–	2,347,746
Russia	1,932,406	–	–	1,932,406
Singapore	2,011,550	4,449,393	–	6,460,943
South Africa	–	1,697,069	–	1,697,069
South Korea	801,655	25,379,440	–	26,181,095
Spain	–	12,313,558	–	12,313,558
Sweden	7,646,591	16,870,950	–	24,517,541
Switzerland	–	17,318,935	–	17,318,935
Taiwan	4,212,220	9,965,876	–	14,178,096
Thailand	–	3,917,351	–	3,917,351
United Kingdom	9,324,228	70,682,775	–	80,007,003
United States	17,907,685	80,158	–	17,987,843
Total Common Stock	108,148,914	443,682,289	–	551,831,203
Exchange-Traded Funds	876,397	–	–	876,397
Preferred Stock	–	5,062,533	–	5,062,533
Short-Term Investments	6,512,640	840,347	–	7,352,987
Total Investments, at fair value	$115,537,951	$449,585,169	$–	$565,123,120

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2021, Voya Multi-Manager International Equity Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Didi Global, Inc., Lockup Shares	10/19/2015	$56,114	$80,158
		$56,114	$80,158

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $461,944,504.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$123,059,610
Gross Unrealized Depreciation	(19,701,950)

Net Unrealized Appreciation	$103,357,660